Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Property, Plant and Equipment
15.	PROPERTY, PLANT AND EQUIPMENT

	December 31, 2022	December 31, 2023	December 31, 2024
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Assets used by the Company	$2,693,815.7	$3,064,424.3	$3,234,778.4
Assets subject to operating leases	21.3	50.7	201.7

	$2,693,837.0	$3,064,475.0	$3,234,980.1

Assets used by the Company

	Land and Land Improvements	Buildings	Machinery and Equipment	Office Equipment	Equipment under Installation and Construction in Progress	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Cost

Balance at January 1, 2022	$6,488.2	$576,597.8	$3,984,749.2	$76,154.2	$593,155.7	$5,237,145.1
Additions	816.4	59,443.8	330,782.7	10,325.3	738,523.9	1,139,892.1
Disposals or retirements	-	(236.8)	(25,846.4)	(1,709.2)	-	(27,792.4)
Transfers to assets subject to operating leases	-	-	(65.8)	-	-	(65.8)
Effect of exchange rate changes	357.2	1,242.1	6,322.9	257.7	5,163.0	13,342.9

Balance at December 31, 2022	$7,661.8	$637,046.9	$4,295,942.6	$85,028.0	$1,336,842.6	$6,362,521.9

Accumulated depreciation and impairment

Balance at January 1, 2022	$499.8	$306,165.3	$2,903,539.4	$51,826.6	$-	$3,262,031.1
Additions	1.4	35,982.4	380,216.2	9,216.3	-	425,416.3
Disposals or retirements	-	(225.6)	(24,706.7)	(1,708.6)	-	(26,640.9)
Transfers to assets subject to operating leases	-	-	(40.3)	-	-	(40.3)
Impairment	-	-	-	-	790.7	790.7
Effect of exchange rate changes	54.9	1,016.3	5,872.3	205.8	-	7,149.3

Balance at December 31, 2022	$556.1	$342,938.4	$3,264,880.9	$59,540.1	$790.7	$3,668,706.2

Carrying amounts at December 31, 2022	$7,105.7	$294,108.5	$1,031,061.7	$25,487.9	$1,336,051.9	$2,693,815.7

Cost

Balance at January 1, 2023	$7,661.8	$637,046.9	$4,295,942.6	$85,028.0	$1,336,842.6	$6,362,521.9
Additions (deductions)	-	182,033.3	1,120,848.7	18,205.5	(423,568.7)	897,518.8
Disposals or retirements	-	(585.5)	(28,525.9)	(3,325.3)	-	(32,436.7)
Transfers from right-of-use assets	-	-	4.4	-	-	4.4
Transfers from assets subject to operating leases	-	-	80.4	-	-	80.4
Transfers to assets subject to operating leases	-	-	(71.1)	-	-	(71.1)
Effect of exchange rate changes	(39.8)	(671.7)	(3,293.5)	(83.1)	(4,984.1)	(9,072.2)

Balance at December 31, 2023	$7,622.0	$817,823.0	$5,384,985.6	$99,825.1	$908,289.8	$7,218,545.5

Accumulated depreciation and impairment

Balance at January 1, 2023	$556.1	$342,938.4	$3,264,880.9	$59,540.1	$790.7	$3,668,706.2
Additions	1.3	45,052.9	463,825.3	10,586.7	-	519,466.2
Disposals or retirements	-	(583.0)	(27,407.7)	(3,324.2)	-	(31,314.9)
Transfers from right-of-use assets	-	-	1.9	-	-	1.9
Transfers from assets subject to operating leases	-	-	53.5	-	-	53.5
Transfers to assets subject to operating leases	-	-	(45.7)	-	-	(45.7)
Effect of exchange rate changes	0.7	(394.4)	(2,299.7)	(52.6)	-	(2,746.0)

Balance at December 31, 2023	$558.1	$387,013.9	$3,699,008.5	$66,750.0	$790.7	$4,154,121.2

Carrying amounts at December 31, 2023	$7,063.9	$430,809.1	$1,685,977.1	$33,075.1	$907,499.1	$3,064,424.3

Cost

Balance at January 1, 2024	$7,622.0	$817,823.0	$5,384,985.6	$99,825.1	$908,289.8	$7,218,545.5
Additions	5,542.9	141,097.1	490,799.0	13,719.2	147,349.2	798,507.4
Disposals or retirements	(278.3)	(119.8)	(34,140.5)	(8,334.2)	-	(42,872.8)
Transfers from assets subject to operating leases	-	-	56.5	-	-	56.5
Transfers to assets subject to operating leases	-	(197.9)	-	-	-	(197.9)
Effect of exchange rate changes	167.6	531.4	10,502.1	224.7	24,645.2	36,071.0

Balance at December 31, 2024	$13,054.2	$959,133.8	$5,852,202.7	$105,434.8	$1,080,284.2	$8,010,109.7

	Land and Land Improvements	Buildings	Machinery and Equipment	Office Equipment	Equipment under Installation and Construction in Progress	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Accumulated depreciation and impairment
Balance at January 1, 2024	$558.1	$387,013.9	$3,699,008.5	$66,750.0	$790.7	$4,154,121.2
Additions	13.6	52,205.0	585,635.2	12,047.5	-	649,901.3
Disposals or retirements	-	(114.7)	(30,823.2)	(8,332.5)	-	(39,270.4)
Transfers from assets subject to operating leases	-	-	53.8	-	-	53.8
Transfers to assets subject to operating leases	-	(14.4)	-	-	-	(14.4)
Impairment	-	47.5	1,103.0	-	-	1,150.5
Effect of exchange rate changes	36.8	1,231.9	7,905.6	215.0	-	9,389.3

Balance at December 31, 2024	$608.5	$440,369.2	$4,262,882.9	$70,680.0	$790.7	$4,775,331.3

Carrying amounts at December 31, 2024	$12,445.7	$518,764.6	$1,589,319.8	$34,754.8	$1,079,493.5	$3,234,778.4

The significant part of the Company’s buildings includes main plants, mechanical and electrical power equipment and clean rooms, and the related depreciation is calculated using the estimated useful lives of 20 years, 10 years and 10 years, respectively.
In the first quarter of 2022, the Company recognized an impairment loss of NT$790.7 million for certain machinery and equipment that were assessed to have no future use, and the recoverable amount of the aforementioned assets were nil. Such impairment loss was recognized in other operating income and expenses.
In the second quarter of 2024, the Company recognized an impairment loss due to partial plant facilities and machinery and equipment damage caused by an earthquake, which rendered them unusable. Please refer to the related earthquake losses in Note 37.
Information about capitalized interest is set out in Note 24.